Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	381,740,601	529,369,101	531,049,969
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	826,269,809	797,171,907	727,075,050
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	49,417,818	108,964,706	33,852,075
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	21,505,797	21,481,457	10,881,194
US Warrants [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	363,371,800	197,345,100